DEFERRED AMOUNTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
DEFERRED AMOUNTS AND OTHER ASSETS
Schedule of deferred amounts and other assets

December 31,	2014	2013
(millions of Canadian dollars)
Regulatory assets	1,752	1,172
Long-term portion of derivative assets (Note 23)	199	413
Affiliate long-term note receivable (Note 28)	183	185
Contractual receivables	382	356
Deferred financing costs	166	135
Other	526	401
	3,208	2,662